Partners' Equity - Cash distribution (Details) - USD ($) $ / shares in Units, $ in Thousands																																						12 Months Ended
	Dec. 15, 2025	Nov. 25, 2025	Sep. 25, 2025	Sep. 15, 2025	Jul. 24, 2025	Jun. 23, 2025	Jun. 16, 2025	May 28, 2025	Mar. 17, 2025	Mar. 12, 2025	Feb. 12, 2025	Dec. 20, 2024	Dec. 16, 2024	Nov. 13, 2024	Sep. 30, 2024	Sep. 16, 2024	Jul. 31, 2024	Jun. 28, 2024	Jun. 17, 2024	May 09, 2024	Mar. 28, 2024	Mar. 15, 2024	Feb. 26, 2024	Dec. 22, 2023	Dec. 15, 2023	Nov. 15, 2023	Sep. 15, 2023	Aug. 02, 2023	Jul. 12, 2023	Jul. 07, 2023	Jun. 15, 2023	May 11, 2023	May 10, 2023	Apr. 26, 2023	Mar. 15, 2023	Feb. 09, 2023	Jan. 25, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Partners' Equity
Amount paid																																						$ 130,220	$ 226,443	$ 292,259
Common units
Partners' Equity
Cash distribution declared			$ 2.9307954			$ 0.8730029				$ 2.1825072		$ 2.3072219			$ 2.8684381			$ 2.9931528			$ 3.3672969			$ 5.2380174						$ 3.28				$ 0.01			$ 0.01
Amount paid			$ 50,166			$ 14,943				$ 37,358		$ 39,492			$ 49,099			$ 51,233			$ 57,638			$ 89,658					$ 174,797			$ 529				$ 528
Preference units
Partners' Equity
Amount paid	$ 6,834			$ 7,001			$ 6,995		$ 6,923				$ 7,216			$ 7,435			$ 7,427			$ 6,903			$ 6,910		$ 6,902				$ 6,776				$ 6,159
Series A preference units
Partners' Equity
Cash distribution declared		$ 0.5390625			$ 0.5390625			$ 0.5390625			$ 0.5390625			$ 0.5390625			$ 0.5390625			$ 0.5390625			$ 0.5390625			$ 0.5390625		$ 0.5390625					$ 0.5390625				0.5390625
Series B preference units
Partners' Equity
Cash distribution declared		0.6396068			0.665121			0.6641672			0.6530831			0.6977798			0.7311853			0.7302596			0.725368			0.7274123		0.7249747					0.6887222				0.5125
Series C preference units
Partners' Equity
Cash distribution declared		$ 0.6066193			$ 0.631771			$ 0.6308172			$ 0.6204581			$ 0.6647923			$ 0.6978353			$ 0.6969096			$ 0.53125			$ 0.53125		$ 0.53125					$ 0.53125				$ 0.53125